Stock-Based Compensation (Details 2) (Stock Options, Dish awards, USD $)						12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Range of Exercise Prices $00.00 - $10.00	Dec. 31, 2011 Range of Exercise Prices $10.00 - $15.00	Dec. 31, 2011 Range of Exercise Prices $15.00 - $20.00	Dec. 31, 2011 Range of Exercise Prices $20.00 - $25.00	Dec. 31, 2011 Range of Exercise Prices $25.00 - $30.00	Dec. 31, 2011 Range of Exercise Prices $30.00 - $35.00	Dec. 31, 2011 Range of Exercise Prices $35.00 - $40.00	Dec. 31, 2011 Range of Exercise Prices $00.00 - $40.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)						$ 0.00	$ 10.00	$ 15.00	$ 20.00	$ 25.00	$ 30.00	$ 35.00	$ 0.00
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)						$ 10.00	$ 15.00	$ 20.00	$ 25.00	$ 30.00	$ 35.00	$ 40.00	$ 40.00
Number of stock options outstanding	15,312,107	17,640,074	18,447,004	18,094,235	18,267,950	3,978,408	829,288	2,365,215	5,467,263	2,507,345	2,454,055	38,500	17,640,074
Outstanding, Weighted-Average Remaining Contractual Life (in years)						$ 5.67	$ 6.51	$ 8.17	$ 4.48	$ 5.15	$ 8.83	$ 5.65	$ 6.04
Outstanding, Weighted-Average Exercise Price	$ 18.91	$ 20.38	$ 17.76	$ 20.86	$ 21.86	$ 9.09	$ 14.01	$ 18.15	$ 22.78	$ 26.46	$ 31.19	$ 36.74	$ 20.38
Number of stock options exercisable	5,926,911	6,387,798	5,325,753	5,722,735		1,186,308	200,651	140,676	2,517,663	1,771,596	548,504	22,400	6,387,798
Exercisable, Weighted-Average Remaining Contractual Life (in years)						$ 5.75	$ 6.51	$ 6.69	$ 3.23	$ 4.63	$ 7.12	$ 5.61	$ 4.61
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 17.97	$ 21.73	$ 22.70	$ 28.36		$ 9.09	$ 13.96	$ 18.19	$ 22.73	$ 26.46	$ 32.29	$ 36.68	$ 21.73